SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED OCTOBER 9, 2017
_____________________________________________________________________________

                   AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT
                   Polaris Advisory Income Variable Annuity
_____________________________________________________________________________

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                          FS VARIABLE SEPARATE ACCOUNT
                   Polaris Advisory Income Variable Annuity
_____________________________________________________________________________

Effective January 22, 2018, information in your prospectus regarding the Benefit Withdrawal Charge applicable to the Living Benefit feature is amended as follows:

The Company will waive the Benefit Withdrawal Charge, which is imposed on withdrawals taken in excess of the contract's Maximum Annual Withdrawal Amount and on full surrender during the first four (4) Benefit Years.

If you elected two Covered Persons, upon the death of one Covered Person, the Company will continue to waive the Benefit Withdrawal Charge in the event that a surviving spouse elects to continue the contract with the Living Benefit. All other components of the Living Benefit, as provided under the contract, in effect at the time of the spousal continuation will not change.

The following replaces the Total Annual Portfolio Operating Expenses in the FEE TABLE on page 7 of the prospectus:

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (as of December 31, 2016)
The following shows the minimum and maximum total operating expenses (including Master Fund expenses, if applicable) charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail concerning the Underlying Funds' expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.

Total Annual Portfolio Operating Expenses      Minimum(6)      Maximum(6)
-----------------------------------------      ----------      ----------
(expenses that are deducted from
Underlying Fund assets, including
management fees and other expenses, if
applicable)...........................            0.30%           2.08%


Footnotes to the Fee Table:
(6) The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2016. There is a contractual agreement with Anchor Series Trust under which it will waive 1.22% of its fee and the fee is 0.86% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.86%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2016. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.12% of its fee and the fee is 0.18% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.18%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.


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The following replaces the MAXIMUM AND MINIMUM EXPENSE EXAMPLES on page 9 of the prospectus:

MAXIMUM EXPENSE EXAMPLES
(for contracts issued on or after October 9, 2017)
(assuming separate account annual expenses of 0.80% (including the optional Maximum Anniversary Value death benefit), the Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.50% for remaining years) and investment in an Underlying Fund with total expenses of 2.08%*)

(1)   If you surrender your contract at the end of the applicable time period:
      1 year      3 years      5 years      10 years
      ------      -------      -------      --------
      $604        $1,597       $2,482       $5,159

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:
      1 year      3 years      5 years      10 years
      ------      -------      -------      --------
      $304        $1,397       $2,482       $5,159

MINIMUM EXPENSE EXAMPLES
(for contracts issued on or after October 9, 2017)
(assuming minimum separate account annual expenses of 0.40%, the Polaris Income Plus feature (for the first year calculated at the initial annual fee rate of 1.00% and at the maximum annual fee rate of 2.50% for remaining years) no election of optional features and investment in an Underlying Fund with total expenses of 0.30%**)

(1)   If you surrender your contract at the end of the applicable time period:
      1 year      3 years      5 years      10 years
      ------      -------      -------      --------
      $461        $1,035       $1,533       $3,392

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:
      1 year      3 years      5 years      10 years
      ------      -------      -------      --------
      $161        $835         $1,533       $3,392


MAXIMUM EXPENSE EXAMPLES
(for contracts issued prior to October 9, 2017)
(assuming separate account annual expenses of 0.80% (including the optional Maximum Anniversary Value death benefit), the Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 2.08%*)

(1)   If you surrender your contract at the end of the applicable time period:
      1 year      3 years      5 years      10 years
      ------      -------      -------      --------
      $614        $1,644       $2,562       $5,299

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:
      1 year      3 years      5 years      10 years
      ------      -------      -------      --------
      $314        $1,444       $2,562       $5,299

MINIMUM EXPENSE EXAMPLES
(for contracts issued prior to October 9, 2017)
(assuming minimum separate account annual expenses of 0.40%, the Polaris Income Plus feature (for the first year calculated at the initial annual fee rate of 1.10% and at the maximum annual fee rate of 2.20% for remaining years) no election of optional features and investment in an Underlying Fund with total expenses of 0.30%**)

(1)   If you surrender your contract at the end of the applicable time period:
      1 year      3 years      5 years      10 years
      ------      -------      -------      --------
      $471        $983         $1,421       $3,136

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:
      1 year      3 years      5 years      10 years
      ------      -------      -------      --------
      $171        $783         $1,421       $3,136


* The 1 year Maximum Expense Example reflects the Anchor Series Trust 0.86% fee waiver.
** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.18% fee waiver.


Dated:  January 22, 2018
               Please keep this Supplement with your Prospectus


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